Note 7 - Share-based Compensation - Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	130,000
Granted, weighted average exercise price (in dollars per share)	$ 25.08
Granted, weighted average grant date fair value (in dollars per share)	$ 14.49
Outstanding, weighted average remaining contractual term (Year)	9 years 43 days
Forfeited, number of options (in shares)	7,100
Forfeited, weighted average exercise price (in dollars per share)	$ 29
Forfeited, weighted average grant date fair value (in dollars per share)	$ 19.91
Outstanding, number of options (in shares)	465,900
Outstanding, weighted average exercise price (in dollars per share)	$ 27.91
The 2017 Omnibus Incentive Plan [Member]
Outstanding, number of options (in shares)	343,000
Outstanding, weighted average exercise price (in dollars per share)	$ 29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		343,000
Granted, weighted average exercise price (in dollars per share)		$ 29
Granted, weighted average grant date fair value (in dollars per share)		$ 19.91
Outstanding, weighted average remaining contractual term (Year)		9 years 357 days
Outstanding, average intrinsic value		$ 27
Outstanding, number of options (in shares)		343,000
Outstanding, weighted average exercise price (in dollars per share)		$ 29
Exercisable, number of options (in shares)	335,900
Exercisable, weighted average exercise price (in dollars per share)	$ 29
Exercisable, weighted average remaining contractual term (Year)	8 years 357 days
Vested and expected to vest, number of options (in shares)	441,400
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 28
Vested and expected to vest, weighted average remaining contractual term (Year)	9 years 40 days
Vested and expected to vest, average intrinsic value